Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating expenses:
Research and development	$ (2,217)	$ (1,144)	$ (6,478)	$ (2,419)
Marketing and sales	(234)	(263)	(775)	(776)
General and administrative	(872)	(684)	(2,813)	(3,021)
Operating loss	(3,323)	(2,091)	(10,066)	(6,216)
Equity in net loss of an affiliated company	(1,035)	(343)	(2,112)	(726)
Financing income (expenses), net	600	6,900	6,935	(15,494)
Net (loss) profit	$ (3,758)	$ 4,466	$ (5,243)	$ (22,436)
Basic and diluted net (loss) profit per share from continuing operations	$ (0.03)	$ 0.04	$ (0.04)	$ (0.25)
Weighted average number of shares outstanding used in computing basic and diluted net (loss) profit per share	130,074,456	104,651,543	116,796,168	89,699,607